Goodwill And Other Intangible Assets (Other Intangible Assets Gross Carrying Amount By Major Class Of Intangible Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Intangible assets subject to amortization:
Gross carrying amount	¥ 2,569,981	¥ 2,402,667
Accumulated amortization	1,715,899	1,518,470
Net carrying amount	854,082	884,197
Intangible assets not subject to amortization:
Net carrying amount	12,071	12,286
Total intangible assets, Net	866,153	896,483
Indefinite-Lived Trade Names [Member]
Intangible assets not subject to amortization:
Net carrying amount	3,037	3,037
Other Intangible Assets Not Subject To Amortization [Member]
Intangible assets not subject to amortization:
Net carrying amount	9,034	9,249
Software [Member]
Intangible assets subject to amortization:
Gross carrying amount	1,640,297	1,486,013
Accumulated amortization	1,105,783	959,829
Net carrying amount	534,514	526,184
Core Deposit Intangibles [Member]
Intangible assets subject to amortization:
Gross carrying amount	638,863	629,933
Accumulated amortization	456,339	418,315
Net carrying amount	182,524	211,618
Customer Relationships [Member]
Intangible assets subject to amortization:
Gross carrying amount	233,360	231,209
Accumulated amortization	136,603	125,260
Net carrying amount	96,757	105,949
Trade Names [Member]
Intangible assets subject to amortization:
Gross carrying amount	52,562	51,249
Accumulated amortization	14,430	12,261
Net carrying amount	38,132	38,988
Other Intangible Assets Subject To Amortization [Member]
Intangible assets subject to amortization:
Gross carrying amount	4,899	4,263
Accumulated amortization	2,744	2,805
Net carrying amount	¥ 2,155	¥ 1,458